Insurance contracts in the financial services segment - Summary of Insurance revenue and the CSM by transition approach (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	¥ 2,108,088	¥ 2,052,617
Changes that relate to future service	101,865	149,241
Changes that relate to current service	(151,025)	(151,841)
Insurance finance expense (income)	30,155	57,995
Other	(1,334)	76
Ending balance	2,087,749	2,108,088
Contracts measured under the modified retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	763,669	864,530
Changes that relate to future service	(89,828)	(61,165)
Changes that relate to current service	(55,642)	(66,827)
Insurance finance expense (income)	23,501	26,954
Other	(1,090)	177
Ending balance	640,610	763,669
Contracts measured under the fair value approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	86,271	58,008
Changes that relate to future service	556	32,341
Changes that relate to current service	(7,020)	(5,834)
Insurance finance expense (income)	781	1,673
Other		83
Ending balance	80,588	86,271
New contracts and contracts measured under the full retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Beginning balance	1,258,148	1,130,079
Changes that relate to future service	191,137	178,065
Changes that relate to current service	(88,363)	(79,180)
Insurance finance expense (income)	5,873	29,368
Other	(244)	(184)
Ending balance	¥ 1,366,551	¥ 1,258,148